Jack-up rigs - impairment loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	$ 0.0	$ 77.1	$ 11.4
Atla
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	0.0	30.9	0.0
Balder
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	0.0	27.8	0.0
MSS1
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	0.0	18.4	0.0
Eir
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	$ 0.0	$ 0.0	$ 11.4